Segment Information (Schedule Of Sales And Property, Plant And Equipment By Geographical Area) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Sales	¥ 7,846,216	¥ 8,692,672	¥ 7,417,980
Property, plant and equipment	1,734,283	1,883,309	1,956,021
Japan [Member]
Segment Reporting Information [Line Items]
Sales	4,162,025	4,514,246	3,994,379
Property, plant and equipment	1,339,115	1,509,705	1,571,914
North And South America [Member]
Segment Reporting Information [Line Items]
Sales	966,527	1,070,833	917,898
Property, plant and equipment	36,739	36,738	42,215
Europe [Member]
Segment Reporting Information [Line Items]
Sales	743,547	857,192	771,251
Property, plant and equipment	39,607	45,714	48,444
Asia And Others [Member]
Segment Reporting Information [Line Items]
Sales	1,974,117	2,250,401	1,734,452
Property, plant and equipment	318,822	291,152	293,448
United States Included In North And South America [Member]
Segment Reporting Information [Line Items]
Sales	804,012	904,968	781,264
China Included In Asia And Others [Member]
Segment Reporting Information [Line Items]
Sales	¥ 1,043,036	¥ 1,178,010	¥ 903,531